Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 18.7%

Communication Services - 1.9%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. - ADR (Spain)	4,265	$95,323
Cellnex Telecom S.A. (Spain)[2]	2,234	99,925
Helios Towers plc (Tanzania)*	34,817	61,213
Radius Global Infrastructure, Inc. - Class A*	13,615	208,037
		464,498
Entertainment - 0.6%
Activision Blizzard, Inc.	10,947	875,213
Electronic Arts, Inc.	6,876	902,337
Sea Ltd. - ADR (Singapore)*	8,775	669,708
Ubisoft Entertainment S.A. (France)*	2,315	98,560
		2,545,818
Interactive Media & Services - 0.8%
Alphabet, Inc. - Class A*	13,540	1,574,973
Auto Trader Group plc (United Kingdom)[2]	22,379	172,531
Meta Platforms, Inc. - Class A*	11,884	1,890,744
		3,638,248
Media - 0.4%
Charter Communications, Inc. - Class A*	4,123	1,781,548
Comcast Corp. - Class A	1,385	51,965
Omnicom Group, Inc.	159	11,105
Paramount Global - Class B	312	7,379
S4 Capital plc (United Kingdom)*	17,961	27,776
		1,879,773
Total Communication Services		8,528,337
Consumer Discretionary - 2.4%
Distributors - 0.0%##
Genuine Parts Co.	96	14,676
Hotels, Restaurants & Leisure - 0.0%##
Marriott Vacations Worldwide Corp.	414	56,685
McDonald’s Corp.	163	42,929
Playa Hotels & Resorts N.V.*	4,124	28,291
Restaurant Brands International, Inc. (Canada)	1,214	65,082
		192,987
Household Durables - 0.2%
Garmin Ltd.	129	12,593
Lennar Corp. - Class A	133	11,305
Nikon Corp. (Japan)	4,900	56,431
Sony Group Corp. - ADR (Japan)	8,200	700,198
Sony Group Corp. (Japan)	1,100	93,311
		873,838
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc.*	36,780	4,963,461
eBay, Inc.	247	12,012

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
MercadoLibre, Inc. (Brazil)*	164	$133,448
		5,108,921
Multiline Retail - 0.4%
Dollar General Corp.	3,256	808,888
Dollar Tree, Inc.*	5,671	937,757
Target Corp.	135	22,056
		1,768,701
Specialty Retail - 0.0%##
Best Buy Co., Inc.	144	11,087
The Home Depot, Inc.	272	81,856
Ross Stores, Inc.	140	11,376
The TJX Companies, Inc.	358	21,895
Tractor Supply Co.	58	11,106
		137,320
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG - ADR (Germany)	7,448	641,571
adidas AG (Germany)	791	136,836
lululemon athletica, Inc. *	3,179	987,111
NIKE, Inc. - Class B	6,865	788,926
VF Corp.	190	8,489
		2,562,933
Total Consumer Discretionary		10,659,376
Consumer Staples - 2.1%
Beverages - 0.7%
The Coca-Cola Co.	24,675	1,583,395
Diageo plc (United Kingdom)	15,376	728,390
Heineken N.V. - ADR (Netherlands)	16,219	796,515
Heineken N.V. (Netherlands)	952	93,854
		3,202,154
Food & Staples Retailing - 0.0%##
The Kroger Co.	370	17,183
Walgreens Boots Alliance, Inc.	358	14,184
Walmart, Inc.	712	94,020
		125,387
Food Products - 0.8%
Archer-Daniels-Midland Co.	259	21,438
Bunge Ltd.	101	9,325
Campbell Soup Co.	225	11,104
Conagra Brands, Inc.	336	11,495
Danone S.A. (France)	1,090	60,102
General Mills, Inc.	308	23,035
The J.M. Smucker Co.	79	10,453
Kerry Group plc - Class A (Ireland)	563	59,425
Mondelez International, Inc. - Class A	28,004	1,793,376
Nestle S.A.	12,225	1,497,896

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	194	$17,074
		3,514,723
Household Products - 0.1%
Colgate-Palmolive Co.	358	28,189
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	72,500	107,049
The Procter & Gamble Co.	597	82,929
		218,167
Personal Products - 0.5%
Beiersdorf AG (Germany)	1,435	147,984
L’Oreal S.A. (France)	93	35,159
Unilever plc - ADR (United Kingdom)	40,940	1,992,141
		2,175,284
Total Consumer Staples		9,235,715
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	1,624	41,850
Chevron Corp.	376	61,581
ConocoPhillips	350	34,101
Coterra Energy, Inc.	388	11,869
Devon Energy Corp.	257	16,152
Diamondback Energy, Inc.	83	10,626
EOG Resources, Inc.	191	21,243
Jonah Energy Parent LLC*3	2,353	126,262
Marathon Petroleum Corp.	198	18,149
Pioneer Natural Resources Co.	83	19,667
Total Energy		361,500
Financials - 1.2%
Banks - 0.1%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	1,879	63,679
Citigroup, Inc.	790	41,001
Fifth Third Bancorp.	410	13,989
FinecoBank Banca Fineco S.p.A. (Italy)	12,399	154,095
HDFC Bank Ltd. - ADR (India)	423	26,565
JPMorgan Chase & Co.	753	86,866
KeyCorp.	478	8,747
Regions Financial Corp.	628	13,301
U.S. Bancorp.	631	29,783
		438,026
Capital Markets - 1.0%
Allfunds Group plc (United Kingdom)	3,772	31,830
Avanza Bank Holding AB (Sweden)	4,093	78,977
BlackRock, Inc.	1,167	780,933
Deutsche Boerse AG (Germany)	997	174,042
Intercontinental Exchange, Inc.	12,690	1,294,253
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Intermediate Capital Group plc (United Kingdom)	5,812	$108,344
Moody’s Corp.	4,790	1,486,098
S&P Global, Inc.	1,550	584,241
		4,538,718
Insurance - 0.1%
Admiral Group plc (United Kingdom)	5,988	139,949
The Allstate Corp.	152	17,780
Chubb Ltd.	174	32,823
Cincinnati Financial Corp.	106	10,318
The Travelers Companies, Inc.	121	19,203
		220,073
Total Financials		5,196,817
Health Care - 2.7%
Biotechnology - 0.6%
BioMarin Pharmaceutical, Inc.*	11,251	968,149
Gilead Sciences, Inc.	539	32,205
Seagen, Inc.*	4,474	805,231
Vertex Pharmaceuticals, Inc.*	3,340	936,569
		2,742,154
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	397	43,210
Alcon, Inc. (Switzerland)	13,603	1,062,258
Baxter International, Inc.	199	11,673
Getinge AB - Class B (Sweden)	4,613	104,097
IDEXX Laboratories, Inc.*	1,633	651,861
Medtronic plc	10,860	1,004,767
		2,877,866
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	90	12,291
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	1,607	961,645
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	700	51,646
Dechra Pharmaceuticals plc (United Kingdom)	2,255	101,481
Johnson & Johnson	15,397	2,687,084
Merck & Co., Inc.	775	69,238
Novartis AG - ADR (Switzerland)	22,353	1,918,558
Pfizer, Inc.	1,115	56,319
Royalty Pharma plc - Class A	273	11,873
Zoetis, Inc.	2,240	408,912
		5,305,111
Total Health Care		11,899,067
Industrials - 2.0%
Aerospace & Defense - 0.6%
Airbus SE (France)	721	77,740

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
BAE Systems plc - ADR (United Kingdom)	21,384	$805,533
BAE Systems plc (United Kingdom)	9,470	89,006
General Dynamics Corp.	124	28,107
L3Harris Technologies, Inc.	3,563	855,013
Lockheed Martin Corp.	94	38,898
Northrop Grumman Corp.	1,920	919,488
		2,813,785
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	100	11,070
FedEx Corp.	3,192	744,023
United Parcel Service, Inc. - Class B	4,091	797,295
		1,552,388
Airlines - 0.2%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	3,065	29,731
Ryanair Holdings plc - ADR (Ireland)*	9,727	710,071
		739,802
Building Products - 0.0%##
Assa Abloy AB - Class B (Sweden)	5,549	131,101
Johnson Controls International plc	352	18,976
Trane Technologies plc	93	13,670
		163,747
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd. (Australia)	48,211	92,878
Copart, Inc.*	6,714	860,063
Republic Services, Inc.	163	22,602
Waste Management, Inc.	184	30,279
		1,005,822
Electrical Equipment - 0.0%##
Eaton Corp. plc	196	29,084
Emerson Electric Co.	281	25,310
		54,394
Industrial Conglomerates - 0.0%##
3M Co.	234	33,518
Honeywell International, Inc.	248	47,730
		81,248
Machinery - 0.1%
Caterpillar, Inc.	205	40,641
Cummins, Inc.	84	18,590
Illinois Tool Works, Inc.	146	30,333
Parker-Hannifin Corp.	53	15,322
Rotork plc (United Kingdom)	26,037	82,622
Stanley Black & Decker, Inc.	78	7,592
		195,100
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.5%
Canadian National Railway Co. (Canada)	10,814	$1,369,918
Norfolk Southern Corp.	3,278	823,335
Union Pacific Corp.	221	50,233
		2,243,486
Trading Companies & Distributors - 0.0%##
Brenntag SE (Germany)	2,000	140,490
Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	5,000	30,446
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	270	36,461
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	200	37,562
		104,469
Total Industrials		9,094,731
Information Technology - 3.4%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,246	56,531
Motorola Solutions, Inc.	90	21,473
		78,004
Electronic Equipment, Instruments & Components - 0.0%##
Keyence Corp. (Japan)	300	118,902
Softwareone Holding AG (Germany)	5,082	69,170
TE Connectivity Ltd. (Switzerland)	130	17,385
		205,457
IT Services - 1.8%
Adyen N.V. - ADR (Netherlands)*	42,767	770,661
Adyen N.V. (Netherlands)*2	92	165,487
Automatic Data Processing, Inc.	158	38,097
Broadridge Financial Solutions, Inc.	78	12,523
Keywords Studios plc (Ireland)	948	29,145
Mastercard, Inc. - Class A	7,575	2,679,959
PayPal Holdings, Inc.*	15,803	1,367,434
Shopify, Inc. - Class A (Canada)*	730	25,426
StoneCo Ltd. - Class A (Brazil)*	3,986	38,186
Visa, Inc. - Class A	12,415	2,633,346
		7,760,264
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.	229	39,379
Intel Corp.	1,351	49,055
Microchip Technology, Inc.	224	15,425
QUALCOMM, Inc.	401	58,169
Skyworks Solutions, Inc.	84	9,146
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	8,843	782,428

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	234	$41,860
		995,462
Software - 1.4%
Microsoft Corp.	11,194	3,142,604
Salesforce, Inc.*	8,160	1,501,603
ServiceNow, Inc.*	3,072	1,372,140
		6,016,347
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	158	11,270
Total Information Technology		15,066,804
Materials - 1.2%
Chemicals - 0.7%
Air Liquide S.A. - ADR (France)	43,015	1,181,622
Air Liquide S.A. (France)	1,323	181,889
Dow, Inc.	277	14,739
Eastman Chemical Co.	96	9,209
FMC Corp.	15,874	1,763,602
International Flavors & Fragrances, Inc.	145	17,987
LyondellBasell Industries N.V. - Class A	133	11,853
PPG Industries, Inc.	95	12,283
		3,193,184
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	63,853	1,420,729
Packaging Corp. of America	68	9,562
		1,430,291
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	24,949	392,697
Newmont Corp.	7,600	344,128
Nucor Corp.	141	19,148
Steel Dynamics, Inc.	139	10,825
		766,798
Total Materials		5,390,273
Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITS) - 1.7%
Agree Realty Corp.	728	57,942
American Homes 4 Rent - Class A	3,171	120,117
American Tower Corp.	388	105,082
Apple Hospitality REIT, Inc.	7,955	132,689
AvalonBay Communities, Inc.	616	131,787
Brandywine Realty Trust	4,394	41,084
Camden Property Trust	593	83,672
CareTrust REIT, Inc.	3,576	73,844
Community Healthcare Trust, Inc.	1,529	59,555
Cousins Properties, Inc.	3,322	102,484
Digital Realty Trust, Inc.	1,193	158,013
Duke Realty Corp.	1,775	111,044
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Equinix, Inc.	1,869	$1,315,290
Equity LifeStyle Properties, Inc.	2,451	180,198
Essex Property Trust, Inc.	329	94,268
Extra Space Storage, Inc.	424	80,356
Flagship Communities REIT	4,105	69,416
Getty Realty Corp.	1,979	58,064
Healthcare Realty Trust, Inc.	4,272	112,140
Independence Realty Trust, Inc.	2,658	59,008
Invitation Homes, Inc.	4,194	163,692
Life Storage, Inc.	855	107,636
Mid-America Apartment Communities, Inc.	854	158,613
Prologis, Inc.	3,869	512,875
Public Storage	703	229,466
Rexford Industrial Realty, Inc.	2,389	156,264
SBA Communications Corp.	6,563	2,203,790
Sun Communities, Inc.	1,163	190,685
Terreno Realty Corp.	1,517	95,040
UDR, Inc.	3,655	176,902
Ventas, Inc.	1,401	75,346
Welltower, Inc.	1,618	139,698
Total Real Estate		7,356,060
TOTAL COMMON STOCKS
(Identified Cost $80,350,272)		82,788,680

PREFERRED STOCKS - 0.2%

Information Technology - 0.2%
Software - 0.2%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	10,500	185,850
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,500	140,805
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	21,100	482,768
TOTAL PREFERRED STOCKS
(Identified Cost $1,054,058)		809,423

CORPORATE BONDS - 19.9%

Non-Convertible Corporate Bonds- 19.9%
Communication Services - 2.8%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc., 7.50%, 4/1/2024	470,000	483,807
Entertainment - 1.0%
Magallanes, Inc., 4.054%, 3/15/2029[2]	4,730,000	4,490,682

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 1.7%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,530,000	$7,228,440
Total Communication Services		12,202,929
Consumer Discretionary - 2.2%
Automobiles - 0.0%##
Ford Motor Credit Co. LLC, 3.087%, 1/9/2023	235,000	234,104
Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc., 3.25%, 2/15/2030	1,950,000	1,685,832
Internet & Direct Marketing Retail - 1.8%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	1,020,000	863,925
(China), 4.00%, 12/6/2037	3,730,000	3,286,426
Amazon.com, Inc., 3.30%, 4/13/2027	3,750,000	3,772,803
		7,923,154
Total Consumer Discretionary		9,843,090
Consumer Staples - 0.8%
Beverages - 0.8%
PepsiCo, Inc., 3.90%, 7/18/2032	3,370,000	3,488,201
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	503,549	490,472
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,420,000	4,937,665
Energy Transfer LP, 6.50%, 2/1/2042	4,170,000	4,371,940
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	350,000	341,520
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-10/29/2021, cost $422,125)[4]	400,000	406,529
Total Energy		10,548,126
Financials - 3.9%
Banks - 2.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[5]	3,130,000	2,725,627
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[5]	2,990,000	2,693,977
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[5]	4,480,000	4,512,918
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	430,000	432,199
		10,364,721
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.7%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,630,000	$1,452,089
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,780,000	1,612,855
		3,064,944
Consumer Finance - 0.3%
Navient Corp.
5.50%, 1/25/2023	235,000	236,206
6.75%, 6/25/2025	485,000	473,281
OneMain Finance Corp., 5.625%, 3/15/2023	220,000	220,039
Synergy One Lending, Inc., 5.50%, 10/14/2026	550,000	478,201
		1,407,727
Diversified Financial Services - 0.5%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	2,030,000	1,725,025
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	435,000	437,258
		2,162,283
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $170,362)[4]	160,000	161,056
Total Financials		17,160,731
Health Care - 0.6%
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	2,720,000	2,622,854
Industrials - 3.4%
Airlines - 0.9%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	221,606	231,967
Southwest Airlines Co., 5.125%, 6/15/2027	3,310,000	3,427,285
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	426,463	367,003
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	88,457	80,404
		4,106,659
Building Products - 0.1%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	240,000	213,151

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 10.389%, 5/12/2025 (Acquired 05/03/2021-08/05/2021, cost $503,000)[4,6]	500,000	$503,420
Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	520,000	486,415
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	500,000	492,311
		978,726
Road & Rail - 0.4%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,540,000	1,508,707
Trading Companies & Distributors - 1.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,040,000	1,782,681
Air Lease Corp., 3.625%, 4/1/2027	1,890,000	1,777,167
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,890,000	1,750,544
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	2,888,000	2,380,620
		7,691,012
Total Industrials		15,001,675
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
QUALCOMM, Inc., 4.25%, 5/20/2032	3,550,000	3,764,557
Materials - 0.4%
Metals & Mining - 0.4%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,010,000	1,778,742
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[4,7]	880,000	88
Total Materials		1,778,830
Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITS) - 1.8%
Crown Castle International Corp., 3.10%, 11/15/2029	2,350,000	2,149,351
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	399,140
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[4]	470,000	441,600
Simon Property Group LP, 2.65%, 2/1/2032	5,970,000	5,150,398
Total Real Estate		8,140,489
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Operations Co. LLC
4.875%, 5/13/2024[2]	2,945,000	$2,930,451
3.55%, 7/15/2024[2]	855,000	828,332
Total Utilities		3,758,783
TOTAL CORPORATE BONDS
(Identified Cost $95,761,657)		88,310,265

U.S. TREASURY SECURITIES - 33.3%

U.S. Treasury Bonds - 3.1%
U.S. Treasury Bond, 2.375%, 2/15/2042
(Identified Cost $13,185,862)	15,675,000	13,767,058
U.S. Treasury Notes - 30.2%
U.S. Treasury Note
1.75%, 5/15/2023	31,555,000	31,251,776
2.25%, 11/15/2024	31,865,000	31,419,388
2.25%, 11/15/2025	32,175,000	31,601,883
2.00%, 11/15/2026	41,015,000	39,755,712
Total U.S. Treasury Notes
(Identified Cost $133,018,617)		134,028,759
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $146,204,479)		147,795,817

ASSET-BACKED SECURITIES - 6.7%

CF Hippolyta Issuer LLC
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	2,111,162	1,856,790
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,761,511	2,528,555
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	913,992	861,164
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	1,150,000	1,131,949
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	2,200,000	2,109,873
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,470,423
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,407,643
KREF Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.070%), 3.069%, 2/15/2039[2,6]	1,450,000	1,400,107
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A, 2.64%, 5/15/2068[2]	1,514,829	1,460,122
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 2.959%, 2/25/2045[2,6]	196,237	192,654

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	1,150,729	$1,145,534
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	338,027	334,633
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,750,000	2,608,722
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,858,041)[4]	2,858,041	2,729,234
SLM Student Loan Trust, Series 2005-7, Class A4, (3 mo. LIBOR US + 0.150%), 2.933%, 10/25/2029[6]	113,272	111,677
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	1,612,334	1,566,476
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	259,747	244,202
SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	145,301	142,472
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	171,823	165,752
Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,102,102	1,952,462
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	294,821	292,158
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	361,887	359,221
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 3.259%, 10/25/2048[2,6]	674,751	667,437
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,919,674	1,897,034
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $31,310,645)		29,636,294

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	99,221	98,374
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	319,966	298,145
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	178,433	161,851
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,934,563	1,858,792
Series 2018-31, Class KP, 3.50%, 7/25/2047	81,207	81,156
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,228,903	1,112,540
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	3,660,000	$3,522,514
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K030, Class X1 (IO), 0.148%, 4/25/2023[8]	65,426,236	54,021
Series K032, Class X1 (IO), 0.066%, 5/25/2023[8]	41,582,167	27,251
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	2,076,487	1,958,209
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	177,919,991	55,565
Series 2014-K41, Class B, 3.833%, 11/25/2047[2,8]	2,500,000	2,460,915
Series 2015-K42, Class B, 3.848%, 1/25/2048[2,8]	490,000	481,952
Series 2015-K43, Class B, 3.732%, 2/25/2048[2,8]	500,000	490,563
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.800%), 2.799%, 2/15/2038[2,6]	3,100,000	3,006,903
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 2.364%, 12/25/2051[2,6]	1,568,118	1,457,550
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	1,312,677	1,221,434
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	1,318,013	1,221,842
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,8]	2,028,782	1,873,457
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,486,250	1,260,721
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,8]	2,857,105	2,657,044
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	317,028	302,994
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,8]	37,126	35,823
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,8]	98,072	94,290
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	378,468	368,107
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	372,502	359,810
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	536,012	519,590
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	1,861,388	1,757,748
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]	2,381,817	2,190,075

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]		653,621	$633,999
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]		1,625,096	1,475,469
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]		2,495,225	2,214,021
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]		168,044	151,606
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]		1,387,959	1,310,483
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]		204,041	190,390
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]		239,522	226,710
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]		72,560	69,991
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 3.47%, 11/15/2027[2,6]		2,317,783	1,608,948
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		1,881,504	1,755,014
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		106,203	103,322

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $43,995,527)			40,729,189

FOREIGN GOVERNMENT BONDS - 0.2%

Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	908,000	42,344
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		400,000	404,179
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		600,000	576,175
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,065,715)			1,022,698

MUNICIPAL BONDS - 1.4%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		2,660,000	2,208,303
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024		950,000	923,244
South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026		3,460,000	3,217,260
TOTAL MUNICIPAL BONDS
(Identified Cost $7,183,558)			6,348,807
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES - 6.9%

Mortgage-Backed Securities - 6.9%
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022	22	$22
Pool #AA1563, UMBS, 4.50%, 2/1/2024	3,037	3,117
Pool #AC1557, UMBS, 4.50%, 9/1/2024	8,821	9,054
Pool #AD0462, UMBS, 5.50%, 10/1/2024	2,746	2,797
Pool #MA1834, UMBS, 4.50%, 2/1/2034	300,252	313,513
Pool #MA1903, UMBS, 4.50%, 5/1/2034	288,930	301,691
Pool #886904, UMBS, 6.50%, 9/1/2036	34,838	38,027
Pool #933521, UMBS, 5.00%, 1/1/2038	5,932	6,311
Pool #889260, UMBS, 5.00%, 4/1/2038	7,733	8,227
Pool #889576, UMBS, 6.00%, 4/1/2038	181,520	199,505
Pool #975840, UMBS, 5.00%, 5/1/2038	27,237	29,009
Pool #995196, UMBS, 6.00%, 7/1/2038	231,127	252,853
Pool #986458, UMBS, 6.00%, 8/1/2038	4,020	4,334
Pool #987831, UMBS, 6.00%, 9/1/2038	8,939	9,499
Pool #990897, UMBS, 6.00%, 9/1/2038	19,935	21,056
Pool #AD0220, UMBS, 6.00%, 10/1/2038	32,150	35,225
Pool #257497, UMBS, 6.00%, 12/1/2038	8,894	9,805
Pool #971022, UMBS, 5.00%, 1/1/2039	13,668	14,557
Pool #AA1810, UMBS, 5.00%, 1/1/2039	34,844	37,111
Pool #983686, UMBS, 5.00%, 2/1/2039	14,105	15,023
Pool #AE0604, UMBS, 6.00%, 7/1/2039	216,361	236,239
Pool #AA6788, UMBS, 6.00%, 8/1/2039	114,244	124,870
Pool #AC0463, UMBS, 5.00%, 11/1/2039	17,058	18,179
Pool #AC5111, UMBS, 5.00%, 11/1/2039	28,259	30,117
Pool #MA0258, UMBS, 4.50%, 12/1/2039	336,811	351,869
Pool #MA0259, UMBS, 5.00%, 12/1/2039	19,237	20,502
Pool #AC8573, UMBS, 5.00%, 1/1/2040	26,934	28,704

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL1595, UMBS, 6.00%, 1/1/2040	242,282	$265,628
Pool #AE0061, UMBS, 6.00%, 2/1/2040	92,056	101,197
Pool #AL0152, UMBS, 6.00%, 6/1/2040	377,541	414,487
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,751,236	2,620,330
Pool #AI5172, UMBS, 4.00%, 8/1/2041	187,570	193,090
Pool #AL1410, UMBS, 4.50%, 12/1/2041	398,257	416,178
Pool #AB4300, UMBS, 3.50%, 1/1/2042	87,261	88,146
Pool #MA4687, UMBS, 4.00%, 6/1/2042	3,488,324	3,556,963
Pool #AL7729, UMBS, 4.00%, 6/1/2043	201,372	207,297
Pool #BC8677, UMBS, 4.00%, 5/1/2046	107,615	109,757
Pool #BD6997, UMBS, 4.00%, 10/1/2046	203,195	207,239
Pool #BE3812, UMBS, 4.00%, 12/1/2046	168,931	172,293
Pool #BE7845, UMBS, 4.50%, 2/1/2047	151,894	157,551
Pool #MA3184, UMBS, 4.50%, 11/1/2047	666,185	689,457
Pool #AL8674, 5.66%, 1/1/2049	653,897	712,720
Pool #FS1179, UMBS, 3.50%, 12/1/2049	3,401,919	3,411,803
Pool #MA4600, UMBS, 3.50%, 5/1/2052	3,612,140	3,580,130
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4644, UMBS, 4.00%, 5/1/2052	4,076,842	$4,100,833
Freddie Mac
Pool #G13078, 6.00%, 3/1/2023	226	226
Pool #C91746, 4.50%, 12/1/2033	46,213	48,234
Pool #C91762, 4.50%, 5/1/2034	437,467	457,165
Pool #G03926, 6.00%, 2/1/2038	153,932	169,062
Pool #G05906, 6.00%, 4/1/2040	21,026	23,056
Pool #G06789, 6.00%, 5/1/2040	129,353	142,354
Pool #A92889, 4.50%, 7/1/2040	510,116	533,493
Pool #SD8044, UMBS, 3.00%, 2/1/2050	3,531,663	3,431,888
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,377,676	2,424,488
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	26,156	27,767
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $30,321,390)		30,384,048

SHORT-TERM INVESTMENT - 3.1%

Dreyfus Government Cash Management, Institutional Shares, 1.83%[9]
(Identified Cost $13,775,703)	13,775,703	13,775,703

TOTAL INVESTMENTS - 99.6%		441,600,924
(Identified Cost $451,023,004)
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,985,384

NET ASSETS - 100%		$443,586,308

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $87,923,727, which represented 19.8% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2022 was $4,241,927, or 1.0% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2022.

Investment Portfolio - July 31, 2022

(unaudited)

6Floating rate security. Rate shown is the rate in effect as of July 31, 2022.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2022.

9Rate shown is the current yield as of July 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$8,528,337	$8,068,332	$460,005	$—
Consumer Discretionary	10,659,376	10,372,798	286,578	—
Consumer Staples	9,235,715	6,612,905	2,622,810	—
Energy	361,500	235,238	—	126,262
Financials	5,196,817	4,509,580	687,237	—
Health Care	11,899,067	11,693,489	205,578	—
Industrials	9,094,731	8,480,894	613,837	—
Information Technology	15,066,804	14,684,100	382,704	—
Materials	5,390,273	5,208,384	181,889	—
Real Estate	7,356,060	7,356,060	—	—
Preferred securities:
Information Technology	809,423	809,423	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	178,179,865	—	178,179,865	—
States and political subdivisions (municipals)	6,348,807	—	6,348,807	—
Corporate debt:
Communication Services	12,202,929	—	12,202,929	—
Consumer Discretionary	9,843,090	—	9,843,090	—
Consumer Staples	3,488,201	—	3,488,201	—
Energy	10,548,126	—	10,548,126	—
Financials	17,160,731	—	17,160,731	—
Health Care	2,622,854	—	2,622,854	—
Industrials	15,001,675	—	15,001,675	—
Information Technology	3,764,557	—	3,764,557	—
Materials	1,778,830	—	1,778,830	—
Real Estate	8,140,489	—	8,140,489	—
Utilities	3,758,783	—	3,758,783	—
Asset-backed securities	29,636,294	—	29,636,294	—
Commercial mortgage-backed securities	40,729,189	—	40,729,189	—
Foreign government bonds	1,022,698	—	1,022,698	—

Investment Portfolio - July 31, 2022

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Short-Term Investment	$13,775,703	$13,775,703	$—	$—
Total assets	$441,600,924	$91,806,906	$349,667,756	$126,262

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.